                                                                                                                               May 4, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: File Desk

     Re:     Western Reserve Life Assurance Co. of Ohio
               WRL Series Life Account
               WRL Freedom Elite Builder (File No. 333-58322)

     Filer CIK No.: 0000778209

Dear Sir or Madam:

     On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2009 via EDGAR.

     Please do not hesitate to contact At Woods, Esq. at (727) 299-1830, or me at (727-299-1747) if you have any questions or concerns regarding this filing.

                                                                                                                               Sincerely,

                                                                                           /s/ Gayle A. Morden

                                                                                          Gayle A. Morden

                                                                                                                              Compliance Manager

Attachment
cc:   Art Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.

     Priscilla Hechler